UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund: BlackRock Multi-Sector Income Trust (BIT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22774
Reporting Period: 07/01/2016 - 06/30/2017
BlackRock Multi-Sector Income Trust

===================== BlackRock Multi-Sector Income Trust ======================

ISHARES TRUST

Ticker:                      Security ID:  464287234
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management

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UNITED TECHNOLOGIES CORPORATION

Ticker:       UTX            Security ID:  913017109
Meeting Date: APR 24, 2017   Meeting Type: Annual
Record Date:  FEB 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Lloyd J. Austin, III     For       For          Management
1b    Elect Director Diane M. Bryant          For       For          Management
1c    Elect Director John V. Faraci           For       For          Management
1d    Elect Director Jean-Pierre Garnier      For       For          Management
1e    Elect Director Gregory J. Hayes         For       For          Management
1f    Elect Director Edward A. Kangas         For       For          Management
1g    Elect Director Ellen J. Kullman         For       For          Management
1h    Elect Director Marshall O. Larsen       For       For          Management
1i    Elect Director Harold McGraw, III       For       For          Management
1j    Elect Director Fredric G. Reynolds      For       For          Management
1k    Elect Director Brian C. Rogers          For       For          Management
1l    Elect Director Christine Todd Whitman   For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  Three Years  Management

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VANTAGE DRILLING COMPANY

Ticker:       VTGDF          Security ID:  G9325C113
Meeting Date: AUG 04, 2016   Meeting Type: Special
Record Date:  JUL 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Articles of Association           For       Against      Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Multi-Sector Income Trust

Date:	August 25, 2017